Goodwill from Business Combination	12 Months Ended
Dec. 31, 2025
Goodwill from Business Combination [Abstract]
Goodwill from business combination

4. Goodwill from business combination

On October 10, 2025, the Company acquired 32% of the equity interests in Aurelion Inc. (formerly known as “Prestige Wealth Inc.”) (NASDAQ: AURE), for total consideration of approximately $43 million, comprised entirely of USDT. Through the acquisition of Class B ordinary shares which carry super-voting rights (1:20), the Company obtained approximately 69% of the total voting power, thereby gaining control over Aurelion Inc. Subsequently, in November 2025, the voting ratio of the Class B ordinary shares was increased from 1:20 to 1:50 pursuant to a shareholders' resolution. At the time of acquisition, Aurelion Inc. was a company providing wealth management and asset management services to high net worth and ultra-high net worth individuals and enterprises.

Following the acquisition, Aurelion implemented a XAUt treasury strategy, pursuant to which XAUt serves as Aurelion’s primary treasury reserve asset. The acquisition aligns with the Company’s strategic objective of strengthening its balance sheet through tokenized real-world assets that provide a hedge against inflation, fiat currency devaluation and crypto volatility.

The acquisition was accounted for as an acquisition of a business using the acquisition method of accounting. Under this method, the assets acquired and liabilities assumed are recognized at their respective fair values as of the acquisition date. Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The goodwill of US$21,652,968 arising from the acquisition is attributable primarily to the expected synergies from combining the Company’s existing relationship with Tether Gold (XAUt) and its digital asset financing capabilities with Aurelion’s wealth and asset management platform. Aurelion Inc. have been consolidated into the Company’s financial statements from the acquisition date. The goodwill was assigned to the AURE reportable segment.

As of December 31, 2025, the Company had US$21.6 millions of goodwill attributable to the completed acquisitions during the year ended December 31, 2025. The Company did not recognize any impairments of its goodwill during the year ended December 31, 2025.

The following table presents the allocation of the purchase consideration:

(in USD)
Cash and cash equivalents	5,024
USDT	84,020,800
Prepaid expenses and other assets, net	17,286,000
Amounts due to related parties	(1,664)
Other payables and accrued liabilities	(3,336,587)
Total identifiable assets and liabilities acquired	97,973,573
Less: Non-controlling interest	76,599,451
Goodwill	21,652,968
Total purchase consideration	43,027,090

The fair value of cash and cash equivalents, USDT, prepaid expenses and other current assets, net, amounts due to related parties, and other payables and accrued liabilities was determined to be their respective carrying values due to the short-term nature of the assets and liabilities.

The operating results of Aurelion Inc. have been included in the Company’s consolidated statements of operations since the acquisition date. The following table presents Aurelion’s contribution to the Company’s revenue and net income since acquisition:

(in USD)	Acquisition date through December 31, 2025
Revenue	—
Net income	8,709,542
Less: Net income attributable to non-controlling interests	5,944,262
Net income attributable to the Company	2,765,280

The following unaudited pro forma financial information summarizes the combined results of operations for Aurelion Inc., as if the company were combined as of January 1, 2024. The unaudited pro forma information does not reflect the effect of costs or synergies that may result from the acquisition. This unaudited pro forma information is presented for informational purposes only and is not necessarily indicative of future operating results of the combined company. This information should not be used as a predictive measure of the Company’s future financial position, results of operations, or liquidity.

(in USD)	Year ended December 31, 2024	Year ended December 31, 2025
Revenue	47,965,630	81,464,308
Net (loss)/income	(2,696,076)	2,212,484
Less: Net (loss) attributable to non-controlling interests	(4,838,616)	(9,222,150)
Net income attributable to the Company	2,142,540	11,434,634